Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment

	At December 31, 2024 (audited)
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,009	5,558	25,451
Buildings	516	306	210
Plant and machinery	483	454	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	20	20	—
Leasehold improvements	20	19	1
	32,067	6,376	25,691

	`At June 30, 2025 (unaudited)
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,597	6,257	25,340
Buildings	526	328	198
Plant and machinery	569	463	106
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	59	21	38
Leasehold improvements	20	20	—
	32,790	7,108	25,682

Depreciation expense for property, plant and equipment for the six months ended June 30, 2024 and 2025 was USD543,000 (unaudited) and USD604,000 (unaudited) respectively.

11. Property, plant and equipment

	At December 31, 2023
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,739	4,649	27,090
Buildings	531	280	251
Plant and machinery	497	466	31
Fixtures and equipment	18	17	1
Motor vehicles	1	1	—
Software	21	20	1
Leasehold improvements	20	19	1
	32,827	5,452	27,375
	At December 31, 2024
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,009	5,558	25,451
Buildings	516	306	210
Plant and machinery	483	454	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	20	20	—
Leasehold improvements	20	19	1
	32,067	6,376	25,691

Depreciation expense for property, plant and equipment for the years ended December 31, 2022, 2023 and 2024 was USD1,090,000, USD1,091,000 and USD1,091,000, respectively.